Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Provision for income tax	$ 600	$ 200	$ 800	$ 400
Effective income tax rate, percent (less than)	1.00%	1.00%	1.00%	1.00%	(0.70%)	(0.60%)
Unrecognized tax benefits beginning balance					$ 2,236	$ 405	$ 271
Domestic Tax Authority [Member] | Tax Year 2018 [Member]
Income Tax Contingency [Line Items]
Open tax year							2018